Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.06%
Five Years	11.97%
Ten Years	7.08%
Inception Date	Aug. 17, 1999
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.15%
Five Years	12.06%
Ten Years	7.14%
Inception Date	Jan. 04, 2001
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.12%
Five Years	12.01%
Since Inception	0.23%
Inception Date	Jul. 20, 2007
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.34%
Five Years	11.74%
Ten Years	6.24%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.73%
Five Years	18.81%
Ten Years	8.00%
Inception Date	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	18.75%
Ten Years	7.97%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.30%
Five Years	17.92%
Ten Years	7.40%
Inception Date	Mar. 04, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.25%
Five Years	17.87%
Ten Years	7.37%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.00%
Five Years	21.25%
Ten Years	10.65%
Inception Date	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.09%
Five Years	21.33%
Ten Years	10.71%
Inception Date	Apr. 21, 1999
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.36%
Five Years	11.60%
Ten Years	6.78%
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.44%
Five Years	11.68%
Ten Years	6.84%
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.41%
Five Years	11.63%
Since Inception	(0.11%)
Return After Taxes on Distributions | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.76%
Five Years	11.47%
Ten Years	6.05%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.24%
Five Years	18.48%
Ten Years	7.72%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.19%
Five Years	18.43%
Ten Years	7.69%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.67%
Five Years	17.51%
Ten Years	7.06%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.64%
Five Years	17.46%
Ten Years	7.03%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.66%
Five Years	21.05%
Ten Years	10.48%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.75%
Five Years	21.11%
Ten Years	10.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.17%
Five Years	9.79%
Ten Years	5.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.22%
Five Years	9.87%
Ten Years	6.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.20%
Five Years	9.83%
Since Inception	0.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.56%
Five Years	9.64%
Ten Years	5.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.49%
Five Years	15.38%
Ten Years	6.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.45%
Five Years	15.33%
Ten Years	6.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.71%
Five Years	14.59%
Ten Years	6.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.67%
Five Years	14.55%
Ten Years	6.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.43%
Five Years	17.45%
Ten Years	8.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.49%
Five Years	17.52%
Ten Years	8.89%
Based on Market Value | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.89%
Five Years	11.83%
Since Inception	0.25%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Since Inception	(0.06%)
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Five Years	18.59%
Ten Years	7.78%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Five Years	18.59%
Ten Years	7.78%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Five Years	18.59%
Ten Years	7.78%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.95%
Five Years	12.05%
Ten Years	6.50%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.31%
Five Years	21.37%
Ten Years	10.65%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.31%
Five Years	21.37%
Ten Years	10.65%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.05%)
Five Years	4.80%
Ten Years	4.07%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	12.92%
Ten Years	7.41%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	12.92%
Ten Years	7.41%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	12.92%
Since Inception	0.40%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.71%
Five Years	12.42%
Ten Years	6.91%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.71%
Five Years	12.42%
Ten Years	6.91%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.71%
Five Years	12.42%
Since Inception	(0.07%)